CONSOLIDATED STATEMENTS OF CASH FLOWS - Summary of Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (169)	$ (81)
Due from related parties	(84)	(12)
Materials and supplies	(1)	6
Prepaid expenses and other assets (Note 8)	2	(26)
Other long-term assets	(5)	(34)
Accounts payable (Note 13)	23	7
Accrued liabilities	95	136
Unearned revenue (Note 13)	(23)	125
Due to related parties	137	40
Accrued interest (Note 13)	23	31
Long-term accounts payable and other long-term liabilities	(9)	8
Post-retirement and post-employment benefit liability	64	49
Changes in non-cash balances related to operations	53	249
Capital Expenditure [Abstract]
Capital investments, property, plant and equipment	(3,289)	(2,968)
Capital investments, intangible assets	(77)	(95)
Capital investments, total	(3,366)	(3,063)
Reconciling items, property plant and equipment	319	248
Reconciling items, intangible assets	(3)	7
Reconciling items, total	316	255
Cash outflow for capital expenditures, property plant and equipment	(2,970)	(2,720)
Cash outflow for capital expenditures, intangible assets	(80)	(88)
Cash outflow for capital expenditures, total	(3,050)	(2,808)
Net interest paid	724	643
Income taxes paid	$ 45	$ 35